Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Summary of Operating and Financing Leases

The following table summarizes the Company’s operating and financing leases as of and for the six months ended June 30, 2019:

(in thousands)	U.S.	Ireland	Total
Lease cost
Operating lease cost	$475	$112	$587
Financing lease cost	19	—	19
Sublease income	(215)	(93)	(308)

Total	$279	$19	298

Other information
Operating cash flows out from operating leases	(516)	(112)	(628)
Operating cash flows in from operating leases	215	93	308
Operating cash flows from financing leases	(24)	—	(24)
Right-of-use assets exchanged for new operating lease liabilities	874	—	874
Weighted average remaining lease term	1.7	2.1
Weighted average discount rate—operating leases	8%	8%

Schedule of Maturity of Operating Leases Excluding Short-Term Leases

Maturities of the Company’s operating leases, excluding short-term leases, are as follows:

(in thousands)	U.S.	Ireland	Total
Six months ended December 31, 2019	$472	$107	$579
Year ended December 31, 2020	936	213	1,149
Year ended December 31, 2021	190	124	314

Total	1,598	444	2,042
Less present value discount	(108)	(36)	(144)

Operating lease liabilities included in the condensed consolidated balance sheets at June 30, 2019	$1,490	$408	$1,898